Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment [Line Items]
Amouunt of valuation property	$ 37,000,000
Value of acquired amount	$ 7,400,000
Aggregate shares (in Shares)	370,000
Share price (in Dollars per share)	$ 20
Depreciation expenses	$ 28,531	$ 23,799
Land with book value	$ 11,304,319	3,878,435
Zhonghui [Member]
Property and Equipment [Line Items]
Ownership percentage	20.00%
Construction in Progress [Member]
Property and Equipment [Line Items]
Ownership percentage	20.00%
Land with book value	$ 7,400,000
Land [Member]
Property and Equipment [Line Items]
Land with book value	$ 363,416	$ 361,193